The Sentinel Funds

Class A, Class C, Class S and Class I

Supplement dated June 21, 2013

to the Prospectus dated March 30, 2013, as supplemented to date

Sentinel Balanced Fund

Effective immediately, the disclosure in the sections of the Prospectus relating to the investment strategies of the Sentinel Balanced Fund is modified as stated below.

Fund Summaries – Sentinel Balanced Fund – Principal Investment Strategies.  The fifth paragraph in this section of the Prospectus is hereby modified to read in its entirety as follows:

The Fund may attempt to hedge various risks, such as interest rate, credit and currency risk, using derivative instruments (e.g., exchange-traded futures and options, and other derivatives such as swaps, options on swaps, and caps and floors), and may use derivative instruments for other investment purposes, such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. The Fund is not required to use hedging and may choose not to do so.

Additional Information About Each Fund – Investment Objectives and Strategies – Sentinel Balanced Fund – Principal Investment Strategies.  The seventh paragraph in this section of the Prospectus is hereby modified to read in its entirety as follows:

The Fund may attempt to hedge various risks, such as interest rate, credit and currency risk, using derivative instruments, such as exchange-traded futures and options, and other derivatives such as swaps, options on swaps, interest rate caps and floors, credit default swaps and credit indices.  The Fund may use derivative instruments for other investment purposes, such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. The Fund is not required to use hedging and may choose not to do so.

Sentinel Conservative Strategies Fund

Effective immediately, the disclosure in the sections of the Prospectus relating to the investment strategies and management of the Sentinel Conservative Strategies Fund is modified as stated below.

Fund Summaries – Sentinel Conservative Strategies Fund – Principal Investment Strategies.  The fourth paragraph in this section of the Prospectus is modified to read in its entirety as follows:

The Fund may attempt to hedge various risks, such as interest rate, equity, credit and currency risk, using derivative instruments (e.g., exchange-traded futures and options, and other derivatives such as swaps, options on swaps, and caps and floors), and may use derivative instruments for other investment purposes, such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. The Fund is not required to use hedging and may choose not to do so.

Fund Summaries – Sentinel Conservative Strategies Fund – Management – Portfolio Managers.  The last sentence in this section that reads:  “Christian W. Thwaites, President and CEO of Sentinel, has been a portfolio manager of the Fund since 2010.” is hereby deleted in its entirety.

Additional Information About Each Fund – Investment Objectives and Strategies – Sentinel Conservative Strategies Fund – Principal Investment Strategies.  The first two sentences of the fourth paragraph in this section of the Prospectus are hereby deleted in their entirety and replaced with the following:

The Fund may attempt to hedge various risks, such as interest rate, equity, credit and currency risk, using derivative instruments (e.g., exchange-traded futures and options, and other derivatives such as swaps, options on swaps, interest rate caps and floors, credit default swaps and credit indices).

Management of the Funds – Conservative Strategies Fund.  The last two sentences in this section referring to Christian Thwaites’ role with respect to Sentinel Asset Management, Inc. and management of the Fund are hereby deleted in their entirety.

Sentinel Total Return Bond Fund

Effective immediately, the disclosure in the sections of the Prospectus relating to the investment strategies of the Sentinel Total Return Bond Fund is modified as stated below.

Fund Summaries – Sentinel Total Return Bond Fund – Principal Investment Strategies.  The first sentence in the first paragraph of this section of the Prospectus is hereby modified to read in its entirety as follows:

The Fund seeks to achieve its investment objective by investing in fixed-income securities and in related derivatives, such as interest rate, credit, equity and foreign currency derivatives (futures, options, swaps, options on swaps, and caps and floors).

The first sentence in the fourth paragraph of this section of the Prospectus that begins with “The Fund may use derivative instruments (e.g., exchange-traded derivatives such as . . . .) . . .” is hereby modified to read in its entirety as follows:

The Fund may use derivative instruments (e.g., exchange-traded derivatives such as futures and options, and other derivatives such as swap agreements, options on swaps and interest rate caps and floors) in order to hedge various risks, such as interest rate, credit and currency risk.

Additional Information About Each Fund – Investment Objectives and Strategies – Sentinel Total Return Bond Fund – Principal Investment Strategies.  The first sentence in the first paragraph of this section of the Prospectus is hereby modified to read in its entirety as follows:

The Fund seeks to achieve its investment objective by investing in fixed-income securities and in related derivatives, such as interest rate, credit, equity and foreign currency derivatives (futures, options, swaps, options on swaps, and caps and floors).

The first two sentences of the eighth paragraph in this section of the Prospectus are hereby deleted in their entirety and replaced with the following:

The Fund may use derivative instruments (e.g., exchange-traded derivatives such as futures and options, and other derivatives such as swap agreements, options on swaps, interest rate caps and floors, credit default swaps and credit indices) in order to hedge various risks, such as interest rate, credit and currency risk.